1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 4, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FQF Trust

File No. 333-173167 and 811-22540

Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information do not differ from those contained in the Registrant’s Registration Statement, which was accepted on the EDGAR system on October 28, 2019 (SEC Accession No. 0001104659-19-056995).

No fees are required in connection with this filing. Should you have any questions regarding this filing, please contact Adam T. Teufel at 202.261.3464 or Robert J. Rhatigan at 202.261.3329 at Dechert LLP.

Sincerely,

/s/Robert J. Rhatigan

Robert J. Rhatigan